Securitisations and Covered Bonds - Summary of Outstanding Balances of Loans and Advances assigned to Covered Bond Programme (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets assigned	£ 16,740	£ 20,330
Euro 35bn Global Covered Bond Programme [member]
Disclosure of outstanding balances of assets securitised and notes in issue [line items]
Gross assets assigned	19,772	20,263
Notes in issue	16,866	17,941
Less: Held by the Santander UK group	(1,067)	(1,313)
Total covered bonds (See Note 25)	£ 15,799	£ 16,628